Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
21. Goodwill and intangible assets
Intangible assets
		Intangible assets
	Goodwill	Internally generated software	Other software	Customer lists	Licences and other	Total
	£m	£m	£m	£m	£m	£m
Barclays Bank Group
Cost
As at 1 January 2019	445	1,342	100	1,540	532	3,959
Additions and disposals	(33)	133	(15)	(128)	(39)	(82)
Exchange and other movements	(6)	(45)	(4)	(41)	(35)	(131)
As at 31 December 2019	406	1,430	81	1,371	458	3,746
Accumulated amortisation and impairment
As at 1 January 2019	(111)	(812)	(78)	(1,277)	(354)	(2,632)
Disposals	-	63	31	128	36	258
Amortisation charge	-	(154)	(13)	(44)	(34)	(245)
Impairment charge	-	(2)	-	-	-	(2)
Exchange and other movements	-	35	6	34	12	87
As at 31 December 2019	(111)	(870)	(54)	(1,159)	(340)	(2,534)
Net book value	295	560	27	212	118	1,212

	Goodwill	Internally generated software	Other software	Customer lists	Licences and other	Total
	£m	£m	£m	£m	£m	£m
Barclays Bank Group
Cost
As at 1 January 2018	4,710	1,287	96	1,547	490	8,130
Transfer of UK banking business	(4,276)	-	-	(90)	-	(4,366)
Additions and disposals	-	(8)	11	-	13	16
Exchange and other movements	11	63	(7)	83	29	179
As at 31 December 2018	445	1,342	100	1,540	532	3,959
Accumulated amortisation and impairment
As at 1 January 2018	(860)	(787)	(75)	(1,210)	(313)	(3,245)
Transfer of UK banking business	750	-	-	79	-	829
Additions and disposals	-	161	(1)	-	12	172
Amortisation charge	-	(156)	(11)	(78)	(31)	(276)
Impairment charge	-	(1)	-	-	-	(1)
Exchange and other movements	(1)	(29)	9	(68)	(22)	(111)
As at 31 December 2018	(111)	(812)	(78)	(1,277)	(354)	(2,632)
Net book value	334	530	22	263	178	1,327
Barclays Bank PLC
Cost
As at 1 January 2018	4,232	306	9	102	22	4,671
Transfer of UK banking business	(4,068)	-	-	(90)	-	(4,158)
Additions and disposals	-	(218)	6	-	(8)	(220)
Exchange and other movements	-	3	(9)	(1)	(1)	(8)
As at 31 December 2018	164	91	6	11	13	285
Accumulated amortisation and impairment
As at 1 January 2018	(819)	(246)	(9)	(87)	(12)	(1,173)
Transfer of UK banking business	750	-	-	79	-	829
Disposals	-	189	(6)	-	10	193
Amortisation charge	-	(15)	(1)	(2)	-	(18)
Impairment charge	-	-	-	-	-	-
Exchange and other movements	-	(5)	13	-	(1)	7
As at 31 December 2018	(69)	(77)	(3)	(10)	(3)	(162)
Net book value	95	14	3	1	10	123

Goodwill	Goodwill Goodwill is allocated to business operations according to business segments as follows:
	Barclays Bank Group
	2019	2018
	£m	£m
Consumer, Cards and Payments	295	334
Total net book value of goodwill	295	334